Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment
Major classifications of premises and equipment, stated at cost, are as follows:

	2014	2013
	(In thousands)

Land, buildings and improvements	$15,009	$14,882
Furniture and equipment	10,798	10,616
Computer software	1,990	1,987

	27,797	27,485
Less accumulated depreciation	(17,726)	(16,762)

Net premises and equipment	$10,071	$10,723